May 13, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Rydex Series Funds (File Nos. 033–59692 and 811–07584)

         Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 119 (“PEA No. 119”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 119 is to introduce the Emerging Markets Bond Strategy Fund as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum